DIVIDEND DISTRIBUTION	12 Months Ended
Dec. 31, 2024
Dividend Distribution
DIVIDEND DISTRIBUTION

16.	DIVIDEND DISTRIBUTION

On August 30, 2022 and December 31, 2023, the Company recorded constructive dividends in the amounts of HKD24,451,000 and HKD13,322,000 through reductions in the amount due from Mr. Zhao. Saved for the above, there were no other dividend distribution during the years ended December 31, 2022, 2023 and 2024.